GOODWILL	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
8.	GOODWILL

Balance as of January 1, 2017	461,686
Goodwill acquired in business combination	30,751
Impairment losses	—
Foreign exchange effect	(16,705)

Balance as of December 31, 2017	475,732
Goodwill acquired in business combination	884
Impairment losses	—
Foreign exchange effect	15,353

Balance as of December 31, 2018	491,969

Balance as of December 31, 2018 (US$)	71,554

The Group’s goodwill is mainly attributable to the Acquisition in 2013 and 2017. Goodwill is not tax deductible.

For the years ended December 31, 2017 and 2018, respectively, the Group performed a qualitative assessment based on the requirements of ASC 350-20. The Group evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not that the fair value of the reporting unit was less than its respective carrying amount. Therefore, further impairment testing on goodwill was unnecessary as of December 31, 2017 and 2018, respectively.